Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Share Capital Issued and Fully Paid

	Ordinary shares of £1 each
Issued and fully paid share capital	No.	£m
At 31 December 2016, 1 January 2017 and 31 December 2017	7,060,000,000	7,060